Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Schedule of Inventories
	As of December 31,
	2019	2018
Raw materials	$288,687	$284,224
Finished goods	1,138,394	1,238,075
Low-value consumption goods	31,801	24,267
Work in progress	416,028	393,749
Total Inventory	1,874,910	1,940,315
Less: reserve for obsolete inventories	-	-
Total	$1,874,910	$1,940,315